Investment and Return - Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents if different from statement of financial position [Abstract]
Cash and cash equivalents per balance sheet	€ 3,317	€ 3,382
Less: bank overdrafts	(167)	(184)
Add: cash and cash equivalents included in assets held for sale	19
Cash and cash equivalents per cash flow statement	€ 3,169	€ 3,198	€ 2,128	€ 1,910